Initial Public Offering (Details) - $ / shares		9 Months Ended	12 Months Ended
	Aug. 07, 2018	Sep. 30, 2020	Dec. 31, 2019
Initial Public Offering (Details) [Line Items]
Initial public offering per share		$ 11.50	$ 11.50
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering shares (in Shares)	655,000	20,000,000	20,000,000
Initial public offering per share		$ 10.00	$ 10.00